FAIR VALUE AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE AND RISK MANAGEMENT
Schedule of classification and measurement of financial assets and liabilities

The following table provides the classification and measurement of financial assets and liabilities as at December 31, 2017:

	Fair value through profit or loss		Loans and receivables / other financial liabilities			Total	Total

Measurement basis	Fair value		Amortized cost		Fair value	Carrying Value	Fair Value

Financial assets
Other assets	$—		$455	(1)	$455	$455	$455
Accounts receivable	—		2,310		2,310	2,310	2,310
Prepaid expenses and other	705	(2)	—		—	705	705
Restricted cash	—		515		515	515	515
Cash and cash equivalents	—		69,019		69,019	69,019	69,019

	$705		$72,299		$72,299	$73,004	$73,004

Financial liabilities
Unsecured debentures, net	$—		$647,306		$655,035	$647,306	$655,035
Cross currency interest rate swaps	61,466		—		—	61,466	61,466
Other liability	8,968		—		—	8,968	8,968
Bank indebtedness	—		32,552		32,552	32,552	32,552
Accounts payable and accrued liabilities	42	(3)	43,300		43,300	43,342	43,342
Distributions payable	—		10,647		10,647	10,647	10,647

	$70,476		$733,805		$741,534	$804,281	$812,010

(1)	Long-term receivables included in other assets.
(2)	Foreign exchange forward contracts included in prepaid expenses.
(3)	Foreign exchange forward contracts included in accounts payable and accrued liabilities.

The following table provides the classification and measurement of financial assets and liabilities as at December 31, 2016:

	Fair value through profit or loss		Loans and receivables / other financial liabilities			Total	Total

Measurement basis	Fair value		Amortized cost		Fair value	Carrying Value	Fair Value

Financial assets
Other assets	$—		$530	(4)	$530	$530	$530
Accounts receivable	—		1,066		1,066	1,066	1,066
Prepaid expenses and other	1,486	(5)	—		—	1,486	1,486
Restricted cash	—		563		563	563	563
Cash and cash equivalents	—		246,215		246,215	246,215	246,215

	$1,486		$248,374		$248,374	$249,860	$249,860

Financial liabilities
Unsecured debentures, net	$—		$646,768		$658,325	$646,768	$658,325
Cross currency interest rate swaps	10,641		—		—	10,641	10,641
Other liability	7,777		—		—	7,777	7,777
Accounts payable and accrued liabilities	—		31,465		31,465	31,465	31,465
Distributions payable	—		10,226		10,226	10,226	10,226

	$18,418		$688,459		$700,016	$706,877	$718,434

(4)	Long-term receivables included in other assets.
(5)	Foreign exchange forward contracts included in prepaid expenses.

Schedule of assets and liabilities measured or disclosed at fair value on a recurring and non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall

As at December 31, 2017	Level 1	Level 2	Level 3

ASSETS AND LIABILITIES MEASURED OR DISCLOSED AT FAIR VALUE
Assets measured at fair value
Investment properties	$—	$—	$2,733,568
Assets held for sale	—	—	391,453
Foreign exchange forward contracts included in prepaid expenses and other	—	705	—
Liabilities measured or disclosed at fair value
Unsecured debentures, net	655,035	—	—
Cross currency interest rate swaps	—	61,466	—
Other liability	—	—	8,968
Bank indebtedness	—	32,552	—
Foreign exchange forward contracts included in accounts payable and accrued liabilities	—	42	—

Net assets (liabilities) measured or disclosed at fair value	$(655,035)	$(93,355)	$3,116,053

As at December 31, 2016	Level 1	Level 2	Level 3

ASSETS AND LIABILITIES MEASURED OR DISCLOSED AT FAIR VALUE
Assets measured at fair value
Investment properties	$—	$—	$2,653,095
Foreign exchange forward contracts included in prepaid expenses and other	—	1,486	—
Liabilities measured or disclosed at fair value
Unsecured debentures, net	658,325	—	—
Cross currency interest rate swaps	—	10,641	—
Other liability	—	—	7,777

Net assets (liabilities) measured or disclosed at fair value	$(658,325)	$(9,155)	$2,645,318

Schedule of contractual maturities of financial liabilities

	Payments due by year

As at December 31, 2017	Total	2018	2019	2020	2021	2022	Thereafter

Unsecured debentures	$650,000	$—	$—	$—	$250,000	$—	$400,000
Cross currency interest rate swaps	61,466	—	—	—	19,429	—	42,037
Bank indebtedness	32,552	—	—	—	—	—	32,552
Interest payments(1):
Unsecured debentures, net of cross currency interest rate swap savings	89,798	17,288	17,288	17,288	17,288	10,323	10,323
Bank indebtedness	4,799	944	944	944	944	944	79
Tenant allowance payable	9,029	9,029	—	—	—	—	—
Accounts payable and accrued liabilities	43,342	42,529	390	423	—	—	—
Distributions payable	10,647	10,647	—	—	—	—	—

	$901,633	$80,437	$18,622	$18,655	$287,661	$11,267	$484,991

(1)	Represents aggregate interest expense expected to be paid over the term of the debt, on an undiscounted basis, based on actual current interest rates and average foreign exchange rates.